Accrued Liabilities and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Noncurrent [Abstract]
Deferred revenues and gains	$ 248,984	$ 253,639
Guarantee liability	26,467	24,880
Asset retirement obligation	25,484	25,006
Pension liabilities	14,953	31,365
Contingent consideration liability	6,225	18,969
Unrecognized tax benefits and deferred income tax	21,967	21,779
Other	8,298	7,451
Other Long-Term Liabilities	$ 352,378	$ 383,089